S000054634 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	119 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.24%	(0.33%)	1.21%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.17%)	4.99%	5.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	4.31%	5.16%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	5.36%	5.79%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.90%	3.74%	3.65%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	3.49%	3.56%

[1]	The Fund is the successor to the Predecessor Fund which commenced operations on January 20, 2015.